Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Details of Investment in Associates

Associates	December 31, 2020	December 31, 2021
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	250,769	304,437
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”)	3,020,908	3,596,012

	3,271,677	3,900,449

Summarized Financial Information for Investment in Material Associates

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
(Loss) profit for the year from continuing operations	(154,926)	(147,329)	625,733
Other comprehensive income, net of income tax	5,732	23,143	28,843

Total comprehensive (loss) income	(149,194)	(124,186)	654,576